Revenue - Schedule of Accounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2023	Mar. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross receivables	$ 802	$ 1,002
Allowance for current expected credit losses	(3)	(3)
Total accounts receivables, net	799	999
Trade receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross receivables	417	625
Royalty receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross receivables	$ 385	$ 377